Statements of Consolidated Cash Flows (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Operating Activities
Net income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Adjustments to reconcile net income to net cash provided by (used for) operations
Depreciation	27,569	29,360	112,226	108,225	79,450
Depreciation- restructuring			53,569	3,870	0
Depreciation - restructuring and merger and integration	10,415	9,453
Amortization	20,235	18,497	73,844	73,657	38,823
Impairment charges			17,599	11,658	1,491
Share-based compensation expense	6,032	5,328	24,044	25,949	22,105
Other noncash restructuring charges			8,540	0	9,093
Other noncash restructuring charges	909	3,849
Loss (gain) on sale of assets - net	725	134	2,867	(7,831)	2,165
Deferred income tax (benefit) expense			(59,801)	(39,320)	25,525
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	7,512	(66,958)	(102,625)	31,521	(78,631)
Inventories	(330,854)	(111,907)	(204,159)	(46,160)	34,669
Other current assets			(45,649)	3,461	38,792
Accounts payable and accrued items	55,380	32,969	84,633	(34,620)	67,883
Defined benefit pension contributions	(3,691)	(10,544)	(16,779)	(4,436)	(34,665)
Income taxes	30,616	(43,555)	(66,187)	55,449	22,941
Other - net	5,391	3,255	29,958	37,917	(48,601)
Net Cash Provided by Operating Activities	(58,238)	(27,238)	391,562	713,478	446,993
Investing Activities
Businesses acquired, net of cash acquired	(362,846)	0	0	0	(77,335)
Additions to property, plant, and equipment	(67,632)	(26,946)	(180,080)	(136,983)	(108,907)
Sale and maturity of marketable securities	18,600	0
Proceeds from sale of businesses	0	0	0	19,554	0
Purchases of marketable securities	0	(57,037)	(75,637)	0	0
Sales and maturities of marketable securities	18,600		57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	130	290	5,830	205	800
Other - net	(18)	40	(126)	(738)	5,448
Net Cash Used for Investing Activities	(411,766)	(83,653)	(192,913)	(104,443)	(176,981)
Financing Activities
Repayment of bank note payable	0	0	0	(350,000)	0
Repayments of long-term debt	0	0	(10,000)	(275,000)	0
Proceeds from long-term debt	0	400,000	400,000	0	400,000
Revolving credit agreement - net	306,700	0
Quarterly dividends paid	(50,159)	(47,594)	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0	0	0	(274,208)
Purchase of treasury shares	(5,385)	(5,033)	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	242	1,325	14,525	6,413	1,976
Other - net	2,534	2,213	8,215	1,832	(474)
Net Cash (Used for) Provided by Financing Activities	253,932	350,911	(170,419)	(788,548)	12,601
Effect of exchange rate changes on cash	(1,298)	(817)	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	(217,370)	239,203	36,275	(173,123)	285,152
Cash and cash equivalents at beginning of year	319,845	283,570	283,570	456,693	171,541
Cash and Cash Equivalents at End of Year	$ 102,475	$ 522,773	$ 319,845	$ 283,570	$ 456,693